Share Based Compensation - Schedule of Fair Value of Options Granted with Assumptions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares	Dec. 31, 2020 yr $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value at grant date	$ 11.20
Stock price at grant date	33.42
Exercise price at grant date	$ 33.42
Expected life in years	3 years
Expected volatility	49.88%
Expected annual rate of dividends	0.00%	0.00%	0.00%
Risk free annual interest rate	0.16%
Expected volatility rate, minimum		49.10%
Expected volatility rate, maximum		50.15%
Risk free annual interest rate, minimum		1.40%	1.40%
Risk free annual interest rate, maximum		1.58%	1.58%
Stock Price
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			6.00
Exercise Price
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			6.00
Expected Life in Years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input | yr			3.00
Annualized Volatility
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			51
Dividend Yield
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			0
Discount Rate
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			3
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value at grant date		$ 3.11	$ 3.11
Stock price at grant date		11.52	11.52
Exercise price at grant date		$ 11.52	$ 11.52
Expected life in years		1 year 6 months 29 days	1 year 6 months 29 days
Expected volatility			49.10%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value at grant date		$ 3.26	$ 3.26
Stock price at grant date		12.50	12.50
Exercise price at grant date		$ 12.50	$ 12.50
Expected life in years		2 years	2 years
Expected volatility			50.15%